Income tax and deferred tax (Details 1) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tax loss carryforward	$ 14,699	$ 57,664	$ 112,172
Trade receivables and other receivables	4,611	5,301	9,743
Salaries and social security taxes payable	7,409	4,329	5,303
Tax liabilities	193	227	292
Provisions	10,392	9,777	15,359
Deferred tax asset	37,304	77,298
Property, plant and equipment	(627,268)	(615,419)	(586,982)
Trade payables and other payables	(15,777)	15,215	11,589
Benefit plans	(516)	1,541	1,370
Financial assets at fair value through profit or loss	(33,596)	(37,547)	(11,903)
Borrowings	(5,285)	(28)	(1,341)
Tax inflation adjustment	(42,652)	(206,451)	(116,741)
Deferred tax liability	(725,094)	(842,689)
Net deferred tax liabilities	(687,790)	(765,391)	(561,139)
Deferred tax asset		94,054	155,828
Deferred tax liability		(859,445)	$ (716,967)
Result From Exposure To Inflation [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(31,184)	(76,152)
Trade receivables and other receivables	(2,867)	(6,613)
Salaries and social security taxes payable	(2,341)	(3,600)
Tax liabilities	(123)	(198)
Provisions	(5,287)	(10,427)
Deferred tax asset	(41,802)
Property, plant and equipment	332,810	317,432
Trade payables and other payables	(8,228)	(7,868)
Benefit plans	(833)	(930)
Financial assets at fair value through profit or loss	20,305	8,081
Borrowings	15	910
Tax inflation adjustment	111,646	79,253
Deferred tax liability	455,715
Net deferred tax liabilities	413,913	299,888
Deferred tax asset		(105,788)
Deferred tax liability		405,676
Charged To Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(11,781)	21,644
Trade receivables and other receivables	2,177	2,171
Salaries and social security taxes payable	5,446	2,648
Tax liabilities	89	133
Provisions	5,902	4,845
Deferred tax asset	1,833
Property, plant and equipment	(344,659)	(345,869)
Trade payables and other payables	(22,764)	11,494
Benefit plans		(2)
Financial assets at fair value through profit or loss	(16,354)	(33,725)
Borrowings	(5,272)	403
Tax inflation adjustment	52,153	(168,963)
Deferred tax liability	(336,896)
Net deferred tax liabilities	(335,063)	(505,221)
Deferred tax asset		42,933
Deferred tax liability		(548,154)
Charged To Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward
Trade receivables and other receivables
Salaries and social security taxes payable	(25)	(22)
Tax liabilities
Provisions
Deferred tax asset	(25)
Property, plant and equipment
Trade payables and other payables
Benefit plans	(1,224)	1,103
Financial assets at fair value through profit or loss
Borrowings
Tax inflation adjustment
Deferred tax liability	(1,224)
Net deferred tax liabilities	$ (1,249)	1,081
Deferred tax asset		1,081
Deferred tax liability